Retirement Benefits (Changes In The Fair Value Of Plan Assets Classified As Level 3) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real estate [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 108	$ 98
Actual Return on Plan Assets Related to Assets Still Held at the Reporting Date	7	10
Purchases, Sales and Settlements, net	3	0
Fair value of plan assets at end of year	118	108
Private equity [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	23	28
Actual Return on Plan Assets Related to Assets Still Held at the Reporting Date	(7)	(10)
Actual Return on Plan Assets Related to Assets Sold During the Period	8	11
Purchases, Sales and Settlements, net	(5)	(6)
Fair value of plan assets at end of year	$ 19	$ 23